Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 014 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets

The following is a reconciliation of net assets available for benefits per the accompanying financial statements to the Form 5500:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net assets available for benefits per the financial statements	$146,562,783	$137,466,688
Amounts allocated to withdrawing participants	(764,393)	(1,552)
Net assets available for benefits per the Form 5500	$145,798,390	$137,465,136

Year Ended December 31, 2025
Net increase in net assets available for benefits per the financial statements	$9,096,095
Amounts allocated to withdrawing participants at December 31, 2025	(764,393)
Amounts allocated to withdrawing participants at December 31, 2024	1,552
Change in net assets available for benefits per the Form 5500	$8,333,254